Investments in Real Estate Funds (Details) - Variable Interest Entity, Not Primary Beneficiary $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Variable Interest Entity [Line Items]
Carrying Amount	$ 311.8
Maximum Exposure to Loss	$ 311.8
LCS SHIP Venture I, LLC
Variable Interest Entity [Line Items]
Account Interest	90.00%
Carrying Amount	$ 216.1
Maximum Exposure to Loss	$ 216.1
SP V - II, LLC
Variable Interest Entity [Line Items]
Account Interest	75.00%
Carrying Amount	$ 23.3
Maximum Exposure to Loss	$ 23.3
Taconic New York City GP Fund, LP
Variable Interest Entity [Line Items]
Account Interest	60.00%
Carrying Amount	$ 29.8
Maximum Exposure to Loss	$ 29.8
Veritas Trophy VI, LLC
Variable Interest Entity [Line Items]
Account Interest	90.00%
Carrying Amount	$ 4.2
Maximum Exposure to Loss	$ 4.2
IDR - Core Property Index Fund, LLC
Variable Interest Entity [Line Items]
Account Interest	2.00%
Carrying Amount	$ 25.0
Maximum Exposure to Loss	$ 25.0
Grubb Southeast Real Estate Fund VI, LLC
Variable Interest Entity [Line Items]
Account Interest	67.00%
Carrying Amount	$ 13.4
Maximum Exposure to Loss	$ 13.4